Non-Controlling Interest - Narrative (Details)				12 Months Ended
	Dec. 12, 2025	Dec. 11, 2025	Jun. 28, 2024	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Additional ownership interest acquired			0.31
Percentage of ownership			51.00%
Non-controlling interest percentage		49.00%	49.00%	49.00%
Soto Norte
Disclosure of detailed information about financial instruments [line items]
Additional ownership interest acquired			0.31
Percentage of ownership			51.00%
Soto Norte
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired	49.00%			49.00%
Ownership Percentage	100.00%			100.00%